Land Use Right, Net	12 Months Ended
Sep. 30, 2023
Land Use Right, Net [Abstract]
LAND USE RIGHT, NET

NOTE 7 — LAND USE RIGHT, NET

Land use right, net, consisted of the following:

	September 30, 2023	September 30, 2022
Land use rights	$220,178	$225,798
Less: accumulated amortization	(65,814)	(62,585)
Land use right, net	$154,364	$163,213

Amortization expense was $4,951, $5,328 and $5,363 for the years ended September 30, 2023, 2022 and 2021, respectively.

Estimated future amortization expense for land use rights is as follows:

Years ending September 30,
2024	$4,786
2025	4,786
2026	4,786
2027	4,786
2028	4,786
Thereafter	130,434
$154,364